Basis of Presentation and Significant Accounting Policies - Impact of Adoption of Pension and Postretirement Benefit Costs Accounting Standard (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of sales	[1],[2]	$ 11,248	$ 11,228	$ 12,322
Selling, informational and administrative expenses	[1],[2]	14,455	14,804	14,844
Research and development expenses	[1],[2]	8,006	7,683	7,892
Restructuring charges and certain acquisition-related costs	[1]	1,044	351	1,565
Other (income)/deductions––net	[1]	2,116	1,416	3,794
Income from continuing operations before provision for taxes on income	[1],[3],[4],[5]	$ 11,885	12,305	8,351
As Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of sales			11,240	12,329
Selling, informational and administrative expenses			14,784	14,837
Research and development expenses			7,657	7,872
Restructuring charges and certain acquisition-related costs			487	1,724
Other (income)/deductions––net			1,315	3,655
Income from continuing operations before provision for taxes on income			12,305	8,351
Accounting Standards Update 2017-07 [Member] | Effect of Change Higher/(Lower) [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of sales			(12)	(7)
Selling, informational and administrative expenses			20	7
Research and development expenses			27	20
Restructuring charges and certain acquisition-related costs			(136)	(159)
Other (income)/deductions––net			101	139
Income from continuing operations before provision for taxes on income			$ 0	$ 0

[1]	Amounts may not add due to rounding.
[2]	Exclusive of amortization of intangible assets, except as disclosed in Note 1L. Basis of Presentation and Significant Accounting Policies: Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets.
[3]	2017 v. 2016––The decrease in the domestic loss was primarily due to lower restructuring charges and certain acquisition-related costs, the non-recurrence of the 2016 impairment on the remeasurement of HIS net assets, lower certain asset impairments and lower certain legal matters, partially offset by higher net losses on early retirement of debt, and higher amortization of intangible assets. The increase in international income was primarily due to the non-recurrence of the 2016 impairment on the remeasurement of HIS net assets, lower restructuring charges and certain acquisition-related costs, and lower certain asset impairments.
[4]	2018 v. 2017––The decrease in the domestic loss was primarily due to lower interest expense paid to certain foreign subsidiaries, lower net losses on the retirement of debt, higher net gains on investments in equity securities and increased revenue related to Eliquis, partially offset by higher certain asset impairments and lower revenue for Viagra and the SIP portfolio. The decrease in international income was primarily related to lower interest income received primarily from intercompany borrowings from Pfizer Inc. and higher charges related to certain cost reduction initiatives, partially offset by increased revenue related to Ibrance and Eliquis.
[5]	Income from continuing operations before provision/(benefit) for taxes on income. IH’s earnings include dividend income from our investment in ViiV of $253 million in 2018 and $266 million in 2017. For additional information, see Note 4.